Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments [Line Items]
Trade receivables	$ 883	$ 778
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	893	781
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	788	661
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	58	65
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	7	26
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	40	29
Accumulated impairment [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(10)	(3)
Accumulated impairment [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	(1)
Accumulated impairment [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (9)	$ (2)